Income Taxes (Details) - Schedule of net deferred tax assets - Kludein I Acquisition Corp. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of net deferred tax assets [Line Items]
Net operating loss carryforward		$ 29,571
Startup and organizational costs	618,152	295,262
Change in fair value of Working Capital Loan	(71,622)
Unrealized gain on marketable securities		(4,121)
Total deferred tax assets, net	546,530	320,712
Valuation allowance	(618,152)	(320,712)
Deferred tax liability, net of valuation allowance	$ (71,622)